UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN TOTAL RETURN BOND FUND
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 39.0%
	Face Amount	Value
CD 2006-CD3 Mortgage Trust, Ser CD3, Cl AM
5.648%, 10/15/48	$290,000	$293,336
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl A3
5.817%, 06/15/38 (A)	252,389	252,591
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl A3
5.311%, 12/15/39	183,241	185,051
FHLMC
3.500%, 03/01/41	1,600,000	1,668,483
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
2.890%, 03/25/28 (A)	305,000	300,488
FNMA
4.500%, 02/18/19	698,295	759,957
4.000%, 03/01/39	1,348,307	1,440,448
3.500%, 02/25/41	947,544	992,487
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
6.130%, 04/25/28 (A)	60,000	58,470
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
6.020%, 04/25/28 (A)	140,000	137,061
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.660%, 07/25/25 (A)	159,000	152,225
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.570%, 05/25/25 (A)	90,000	82,650
FNMA, Pool #AB6593
3.000%, 10/01/42	272,637	278,789
FNMA, Pool #AB8715
3.000%, 03/01/43	197,299	201,719
FNMA, Pool #AL7121
3.000%, 01/01/44	190,003	194,282
FNMA, Pool #AS3561
4.500%, 10/01/44	89,097	96,876
FNMA, Pool #AY8856
3.500%, 09/01/45	138,308	144,961

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN TOTAL RETURN BOND FUND
JANUARY 31, 2016
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA, Pool #AY8857
4.000%, 09/01/45	$213,729	$229,694
FNMA, Pool #AY8859
4.000%, 10/01/45	128,455	138,050
FNMA, Pool #MA2078
4.000%, 11/01/44	99,043	105,906
GNMA
4.500%, 01/15/46	108,495	118,336
4.000%, 05/15/45	116,177	124,165
3.500%, 11/20/45	315,777	334,123
3.000%, 02/01/43	800,000	825,125
GNMA, Pool #AL4517
3.500%, 02/20/45	119,597	126,459
GNMA, Pool #AM5249
3.500%, 05/20/45	140,971	149,154
GS Mortgage Securities Trust, Ser 2006-GG8, Cl A4
5.560%, 11/10/39	293,199	296,135
Invitation Home Trust, Ser 2014-SFR1, Cl F
4.390%, 06/17/31	150,000	142,592
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2007-CIBC19, Cl A4
5.530%, 02/12/49 (A)	278,090	286,550
L Street Securities, Ser 2015-CH1, Cl M1
2.260%, 10/25/25 (A) (B)	92,561	92,629
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.810%, 06/15/38 (A)	228,801	229,382
Progress Residential Trust, Ser 2015-SFR1, Cl F
4.890%, 02/17/32	150,000	146,404
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl A4
5.572%, 10/15/48	119,728	121,280
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, Cl D
3.938%, 08/15/50 (B)	225,000	163,033
Wells Fargo Commercial Mortgage Trust, Ser 2015-C26, Cl D
3.586%, 02/15/48 (B)	200,000	138,521
Wells Fargo Commercial Mortgage Trust, Ser 2015-C29, Cl D
4.366%, 06/15/48 (A)	150,000	110,914

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN TOTAL RETURN BOND FUND
JANUARY 31, 2016
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Wells Fargo Commercial Mortgage Trust, Ser 2015-LC22, Cl D
6.370%, 09/15/58 (A)	$225,000	$165,680
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS1, Cl D
5.490%, 05/15/48 (A)	180,000	134,582
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl D
6.300%, 12/15/47 (A)	55,000	40,339
WFRBS Commercial Mortgage Trust, Ser 2013-C18, Cl A5
4.162%, 12/15/46 (A)	180,000	194,735
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/46	105,000	112,561

Total Mortgage-Backed Securities (Cost $11,858,896)		11,766,223

CORPORATE OBLIGATIONS — 38.3%
CONSUMER DISCRETIONARY — 3.8%
21st Century Fox America
3.700%, 10/15/25	55,000	54,756
Air Canada 2013-1 Class B Pass Through Trust
5.375%, 05/15/21 (B)	25,390	24,946
Air Canada 2015-2 Class AA Pass Through Trust
3.750%, 12/15/27 (B)	25,000	25,047
CCO Safari II
4.908%, 07/23/25 (B)	125,000	125,124
ERAC USA Finance
3.800%, 11/01/25 (B)	35,000	34,931
Ford Motor Credit
2.459%, 03/27/20	215,000	209,311
General Motors Financial
4.300%, 07/13/25	155,000	147,434
Group 1 Automotive
5.250%, 12/15/23 (B)	80,000	75,200

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN TOTAL RETURN BOND FUND
JANUARY 31, 2016
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Harley-Davidson Financial Services MTN
2.850%, 01/15/21 (B)	$40,000	$40,535
Home Depot
3.350%, 09/15/25	190,000	196,009
JC Penney
8.125%, 10/01/19	75,000	68,850
Macy’s Retail Holdings
3.450%, 01/15/21	20,000	19,815
Toll Brothers Finance
4.875%, 11/15/25	75,000	73,500
Viacom
5.250%, 04/01/44	75,000	59,599

		1,155,057

CONSUMER STAPLES — 1.5%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	65,000	67,312
Constellation Brands
4.750%, 12/01/25	15,000	15,488
CVS Health
5.125%, 07/20/45	105,000	112,820
JBS USA
5.750%, 06/15/25 (B)	30,000	22,950
Mead Johnson Nutrition
4.125%, 11/15/25	10,000	10,252
3.000%, 11/15/20	20,000	20,300
Reynolds American
4.450%, 06/12/25	185,000	196,247

		445,369

ENERGY — 2.9%
Calumet Specialty Products Partners
7.750%, 04/15/23 (B)	60,000	43,800
Chevron
2.419%, 11/17/20	35,000	34,780

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN TOTAL RETURN BOND FUND
JANUARY 31, 2016
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
ConocoPhillips
6.500%, 02/01/39	$50,000	$48,025
Devon Energy
5.000%, 06/15/45	65,000	43,026
EOG Resources
4.150%, 01/15/26	45,000	44,556
Kinder Morgan
5.550%, 06/01/45	135,000	105,662
Marathon Petroleum
3.400%, 12/15/20	35,000	33,875
PBF Holding
7.000%, 11/15/23 (B)	45,000	41,175
Petroleos Mexicanos
6.375%, 01/23/45 (B)	180,000	153,572
5.500%, 02/04/19 (B)	10,000	10,138
Schlumberger Holdings
4.000%, 12/21/25 (B)	25,000	24,345
3.625%, 12/21/22 (B)	45,000	44,030
Sunoco
6.375%, 04/01/23 (B)	40,000	36,900
Valero Energy
6.625%, 06/15/37	95,000	92,198
Williams Partners
3.600%, 03/15/22	165,000	120,489

		876,571

FINANCIALS — 18.5%
ACE INA Holdings
3.350%, 05/03/26	15,000	15,310
Ally Financial
5.750%, 11/20/25	35,000	34,913
3.250%, 11/05/18	75,000	73,500
American Express Credit MTN
2.600%, 09/14/20	150,000	150,915
American International Group
4.800%, 07/10/45	150,000	137,529

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
JANUARY 31, 2016
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Bank of America MTN
3.875%, 08/01/25	$180,000	$181,927
Branch Banking & Trust
3.625%, 09/16/25	250,000	255,202
Capital One Financial
3.200%, 02/05/25	120,000	114,551
Charles Schwab
3.450%, 02/13/26	55,000	56,639
Citigroup
6.125%, 12/31/49 (A)	55,000	55,275
4.450%, 09/29/27	300,000	296,087
4.400%, 06/10/25	150,000	149,802
CNO Financial Group
5.250%, 05/30/25	95,000	95,950
Cooperatieve Rabobank UA MTN
2.500%, 01/19/21	250,000	251,049
Goldman Sachs Group
5.510%, 12/31/49 (A)	300,000	292,874
4.750%, 10/21/45	35,000	34,642
Intercontinental Exchange
3.750%, 12/01/25	25,000	25,627
Intesa Sanpaolo MTN
5.710%, 01/15/26 (B)	200,000	196,503
Invesco Finance
3.750%, 01/15/26	30,000	30,464
JPMorgan Chase
4.850%, 02/01/44	90,000	95,495
4.250%, 10/01/27	375,000	373,823
KKR Group Finance III
5.125%, 06/01/44 (B)	65,000	64,474
Lamar Media
5.750%, 02/01/26 (B)	30,000	30,900
Liberty Mutual Group
4.250%, 06/15/23 (B)	177,000	181,859
Lloyds Bank
3.500%, 05/14/25	200,000	203,321

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
JANUARY 31, 2016
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Marsh & McLennan
3.750%, 03/14/26	$225,000	$228,188
McGraw Hill Financial
3.300%, 08/14/20	100,000	102,473
MetLife
4.600%, 05/13/46	20,000	19,555
4.050%, 03/01/45	80,000	71,963
Mizuho Bank
2.700%, 10/20/20 (B)	200,000	203,534
Morgan Stanley MTN
4.000%, 07/23/25	285,000	290,660
Nordea Bank MTN
2.500%, 09/17/20 (B)	200,000	201,164
Reliance Standard Life Global Funding II
3.050%, 01/20/21 (B)	110,000	111,490
Santander UK Group Holdings MTN
3.125%, 01/08/21	45,000	45,382
Societe Generale
4.750%, 11/24/25 (B)	200,000	189,661
Standard Chartered
3.050%, 01/15/21 (B)	200,000	200,343
Stifel Financial
3.500%, 12/01/20	20,000	19,970
Wells Fargo MTN
3.550%, 09/29/25	500,000	508,815

		5,591,829

HEALTH CARE — 3.5%
Baxalta
5.250%, 06/23/45 (B)	100,000	99,060
Biogen
5.200%, 09/15/45	30,000	30,388
Celgene
3.550%, 08/15/22	145,000	147,090
Centene Escrow
6.125%, 02/15/24 (B)	140,000	143,850

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
Fresenius US Finance II
4.500%, 01/15/23 (B)	$135,000	$135,338
Gilead Sciences
4.750%, 03/01/46	150,000	153,019
HCA
5.875%, 02/15/26	85,000	86,700
HealthSouth
5.125%, 03/15/23	125,000	121,250
Mylan
3.000%, 12/15/18 (B)	60,000	60,120
St. Jude Medical
2.800%, 09/15/20	75,000	75,857

		1,052,672

INDUSTRIALS — 3.3%
Aircastle
5.500%, 02/15/22	60,000	59,700
American Airlines, Ser 2015-2, Cl AA
4.000%, 09/22/27	120,000	117,600
3.600%, 09/22/27	70,000	70,350
Burlington Northern Santa Fe
3.650%, 09/01/25	140,000	142,411
CNH Industrial Capital
4.375%, 11/06/20	140,000	133,000
Georgia-Pacific
2.539%, 11/15/19 (B)	225,000	224,949
GFL Escrow
9.875%, 02/01/21 (B)	80,000	80,500
Huntington Ingalls Industries
5.000%, 11/15/25 (B)	70,000	72,100
Norfolk Southern
4.450%, 06/15/45	95,000	88,286

		988,896

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
JANUARY 31, 2016
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — 0.9%
Apple
4.375%, 05/13/45	$100,000	$97,494
EarthLink Holdings
8.875%, 05/15/19	80,000	80,400
Hewlett Packard Enterprise
4.900%, 10/15/25 (B)	25,000	23,795
3.600%, 10/15/20 (B)	45,000	45,116
Microsoft
3.125%, 11/03/25	35,000	35,815

		282,620

TELECOMMUNICATION SERVICES — 2.2%
AT&T
4.750%, 05/15/46	170,000	150,736
4.125%, 02/17/26	20,000	19,987
Frontier Communications
11.000%, 09/15/25 (B)	170,000	163,838
10.500%, 09/15/22 (B)	55,000	53,488
Sprint
7.625%, 02/15/25	75,000	51,234
Verizon Communications
6.550%, 09/15/43	180,000	210,142

		649,425

UTILITIES — 1.7%
Ameren Illinois
4.150%, 03/15/46	30,000	30,942
Consolidated Edison of New York
4.500%, 12/01/45	75,000	77,661
Electricite de France
4.950%, 10/13/45 (B)	55,000	54,539
Ferrellgas
6.750%, 06/15/23 (B)	30,000	22,800

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
JANUARY 31, 2016
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Southern
2.750%, 06/15/20	$335,000	$334,615

		520,557

Total Corporate Obligations (Cost $11,703,511)		11,562,996

ASSET-BACKED SECURITIES — 21.7%
American Homes 4 Rent, Ser 2014-SFR1, Cl D
2.580%, 06/17/31 (A) (B)	150,000	142,477
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl D
4.720%, 03/08/18	695,000	702,876
AmeriCredit Automobile Receivables Trust, Ser 2015-4, Cl D
3.720%, 12/08/21	150,000	152,012
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl D
2.190%, 09/20/21	365,000	364,961
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl D
3.690%, 02/20/19	125,000	127,479
Citibank Credit Card Issuance Trust, Ser 2006-A7, Cl A7
0.572%, 12/17/18 (A)	170,000	169,725
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/19	515,000	515,343
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Ser C1, Cl A3
5.383%, 02/15/40	124,454	126,761
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl AS
4.174%, 11/01/48	600,000	629,459
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl D
5.000%, 11/01/48 (A)	190,000	136,229
Drive Auto Receivables Trust, Ser 2015-AA, Cl D
4.120%, 07/15/22 (B)	217,000	217,869
Drive Auto Receivables Trust, Ser 2015-BA, Cl D
3.840%, 07/15/21 (B)	300,000	296,705
Drive Auto Receivables Trust, Ser 2015-DA, Cl C
3.380%, 11/15/21 (B)	150,000	150,202

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
JANUARY 31, 2016 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/27 (B)	$335,000	$340,083
Invitation Homes Trust, Ser 2013-SFR1, Cl E
3.200%, 12/17/30 (A) (B)	100,000	96,135
Invitation Homes Trust, Ser 2014-SFR1, Cl E
3.676%, 06/17/31 (A) (B)	155,000	149,355
JPMBB Commercial Mortgage Securities Trust 2014-C21, Ser C21, Cl D
6.220%, 07/15/24 (A) (B)	110,000	85,166
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/18	305,000	309,432
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl C
2.940%, 12/15/17	121,124	121,569
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl D
3.500%, 06/15/18	150,000	152,187
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl D
3.300%, 09/17/18	360,000	365,540
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl D
3.920%, 01/15/20	500,000	512,834
SLM Student Loan Trust, Ser 2008-9, Cl A
2.130%, 04/25/23 (A)	280,062	279,184
SWAY Residential 2014-1 Trust, Ser 2014-1, Cl E
4.750%, 01/17/32 (A) (B)	150,000	146,999
Synchrony Credit Card Master Note Trust, Ser 2015-3, Cl A
1.740%, 09/15/21	265,000	265,481

Total Asset-Backed Securities (Cost $6,578,553)		6,556,063

U.S. TREASURY OBLIGATIONS — 13.5%
U.S. Treasury Bill
0.240%, 03/03/16 (C) (D)	200,000	199,960

U.S. Treasury Bond
3.000%, 05/15/45	60,000	62,883

U.S. Treasury Inflation Indexed Bond
1.375%, 02/15/44	590,643	618,798

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
JANUARY 31, 2016 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
U.S. Treasury Note
2.250%, 11/15/25	$10,000	$10,286
1.750%, 12/31/20	85,000	86,677
1.375%, 08/31/20	3,064,000	3,076,326

		3,173,289

Total U.S. Treasury Obligations (Cost $3,995,957)		4,054,930

Total Investments — 112.5% (Cost $34,136,917) †		$33,940,212

SCHEDULE OF SECURITIES SOLD SHORT
MORTGAGE-BACKED SECURITY — (1.7)%
FNMA
3.000%, 02/25/43	(500,000)	(510,388)

Total Securities Sold Short — (1.7)% (Proceeds $505,254) ††		$(510,388)

A list of the open futures contracts held by the Fund at January 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
10-Year USD Deliverable
Interest Rate Swap Future	(24)	Mar-2016	$(2,545,125)	$(93,732)
5-Year USD Deliverable
Interest Rate Swap Future	(11)	Mar-2016	(1,135,406)	(20,335)
U.S. 10-Year Treasury Note	(14)	Mar-2016	(1,814,094)	(42,223)
U.S. 2-Year Treasury Note	6	Apr-2016	1,311,750	6,454
U.S. 5-Year Treasury Note	23	Apr-2016	2,775,453	41,293
U.S. Long Treasury Bond	2	Mar-2016	322,063	6,495
U.S. Ultra Long Treasury Bond	6	Mar-2016	997,125	50,777

				$(51,271)

For the period ended January 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
JANUARY 31, 2016 (Unaudited)

A list of the outstanding centrally cleared credit default swaps held by the Fund at January 31, 2016, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount	Net Unrealized Depreciation
JPMorgan Chase Bank	Credit Default Index	SELL	5.00%	12/20/20	$(650,000)	$(5,802)
JPMorgan Chase Bank	Credit Default Index	SELL	1.00%	12/20/20	(2,000,000)	(18,232)

						$(24,034)

For the period ended January 31, 2016, the total amount of all open swap contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $30,172,886.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

(B)	Floating rate security — Rate disclosed is the rate in effect on January 31, 2016.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $34,136,917, and the unrealized appreciation and depreciation were $227,125 and $(423,830) respectively.

††	At January 31, 2016, the tax basis proceeds of the Fund’s securities sold short was $(505,254), and the unrealized appreciation and depreciation were $0 and $(5,134) respectively.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

USD — United States Dollar

The following is a list of the level of inputs used as of January 31, 2016 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$11,766,223	$—	$11,766,223
Corporate Obligations	—	11,562,996	—	11,562,996
Asset-Backed Securities	—	6,556,063	—	6,556,063
U.S. Treasury Obligations	—	4,054,930	—	4,054,930

Total Investments in Securities	$—	$33,940,212	$—	$33,940,212

Securities Sold Short	Level 1	Level 2	Level 3	Total
Mortgage-Backed Security	$—	$(510,388)	$—	$(510,388)

Total Securities Sold Short	$—	$(510,388)	$—	$(510,388)

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
JANUARY 31, 2016
(Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Interest Rate Futures Contracts*
Appreciation	$105,019	$—	$—	$105,019
Depreciation	(156,290)	—	—	(156,290)
Centrally Cleared Credit Default Swaps*
Depreciation	—	(24,034)	—	(24,034)

Total Other Financial Instruments	$(51,271)	$(24,034)	$—	$(75,305)

*	Futures and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended January 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2016, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statement.

ASB-QH-001-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016